                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3275

                       Smith Barney Investment Funds Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                        Date of fiscal year end: April 30
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              GLOBAL GROWTH FUND
--------------------------------------------------------------------------------

        PREMIER SELECTIONS SERIES  |  ANNUAL REPORT  |  APRIL 30, 2003

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]                        RICHIE FREEMAN,
                               JEFFREY J. RUSSELL
                               PORTFOLIO MANAGERS

         Premier Selections Series
   [LOGO]

 Annual Report . April 30, 2003

 SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND

      RICHIE FREEMAN, CFA

      Richie Freeman, CFA, has more than 27 years of securities business experience and has been co-managing the Fund since its inception.

      Education: BS from Brooklyn College, MBA from New York University

      JEFFREY J. RUSSELL, CFA

      Jeffrey J. Russell, CFA, has more than 21 years of securities business experience and has been co-managing the Fund since its inception.

      Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The Fund seeks long-term capital growth. It seeks to achieve this goal by investing in two different areas: U.S. and international equities. The U.S. equity segment of the Fund invests primarily in common stocks of companies that the segment manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies that comprise the Russell 2500 Growth Index. The international equity segment of the Fund invests primarily in equity securities of foreign companies.

      FUND FACTS

      FUND INCEPTION
      -----------------
      June 30, 2000

      COMBINED INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      48 Years


What's Inside

                    Letter From the Chairman...........  1

                    Manager Overview...................  2

                    Fund Performance...................  6

                    Historical Performance.............  7

                    Schedule of Investments............  8

                    Statement of Assets and Liabilities 11

                    Statement of Operations............ 12

                    Statements of Changes in Net Assets 13

                    Notes to Financial Statements...... 14

                    Financial Highlights............... 18

                    Independent Auditors' Report....... 21

                    Additional Information............. 22

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN

Chairman, President and Chief Executive Officer


Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 9, 2003



--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

 1 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

                               MANAGER OVERVIEW

Performance Review
For the 12 months ended April 30, 2003, Class A shares of the Smith Barney Premier Selections Global Growth Fund ("Fund"), without sales charges, returned -17.02%. The Fund performed better than one of its unmanaged benchmarks, the Russell 2500 Growth Index,/i/ which returned -20.47% for the same period, and slightly underperformed its other unmanaged benchmark, the MSCI EAFE Index,/ii/ which returned -16.27% for the same period.

International Equity Markets
The fiscal year encompassed a plethora of negative factors. Global economic growth was reduced by a number of concerns including:
    . international disagreement regarding the U.S.-led military action in Iraq . the pre-war increase of energy prices, which pressured corporate profits and consumer spending
    . the Severe Acute Respiratory Syndrome ("SARS") breakout in Asia, which slowed regional economic activity significantly
    . the financial collapse of Argentina and contagion in Brazil
    . capital rationing and cutbacks in spending from a number of industries
    . aggressive accounting deceptions and a loss of confidence in financial statements and businesses

Continental European equity markets were especially poor performers, as the financial services stocks are heavily represented in local market indices. Many insurance stocks suffered brutal stock price declines as balance sheet strength was tested by the substantial decline of equity markets and corporate defaults increased. The Japanese stock market also plumbed new depths, as that economy struggled with restructuring and lingering structural challenges.

The Fund's International Equity Segment
The persistent downturn in the international equity markets continued to negatively affect the international equity portion of the Fund. Performance of the international equity portion of the Fund's portfolio was hurt by sector allocation and currency factors, while individual stock selection had a positive impact on performance. Holdings in the industrials and consumer discretionary sectors had the biggest negative impact on performance, while stocks of companies in the telecommunications services and consumer staples sectors made the greatest positive contributions to performance.

Our top holdings in the international portion of the Fund reflect an eclectic mix of investment themes and portfolio emphasis. They are illustrative of our growth-oriented stock selection criteria, which include strong financial structures, large business opportunities and stable, visionary management.

Among the Fund's international holdings, the largest contributor to Fund performance during the period was Vodafone Group PLC of the U.K. in the Telecommunications Services sector. The company is a global leader in the wireless communications network operator industry. The second largest positive contributor to performance during the period was Novo Nordisk A/S of Denmark, the biggest European factor in diabetes care through the production of insulin and a range of application products. Novo Nordisk also has an innovative therapeutic agent for treatment of selected blood disorders.

Nokia Oyj of Finland was the third largest positive contributor to the Fund's international segment performance for the period. Nokia is a leader in the manufacture of wireless handsets, and a strong contender in wireless infrastructure. Nokia gained significant market share over the past decade by introducing innovative, low cost product.

 2 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

The primary detractor from the Fund's international segment performance for the period was Sweden's Securitas AB in the Industrials sector, one of the largest private security firms in the world. The company's operations include Pinkerton's, Inc. in the U.S., and various security firms serving corporate and consumer needs, mainly in Europe and North America. The second largest detractor for the period was Hutchison Whampoa Ltd. of Hong Kong, also in the Industrials sector. Hutchison Whampoa is a conglomerate with special strengths in telecommunications, property development and port operation.

Amdocs Ltd. of Israel, in the Information Technology sector, was the third biggest detractor in the international segment for the period. The company is a leading provider of operations software and related support services for telecommunications service providers.

At the close of the period, the largest weight in the international equity segment was assigned to Mettler-Toledo International Inc. of Switzerland, in the Information Technology sector. The company makes computerized scales, analytical balances, and other weighing instruments. Mettler-Toledo's other scientific equipment includes pH meters, thermal and moisture-measurement systems, drug purification equipment, and metal-detection systems used to maintain product quality, increase yields, and comply with industry regulations. Vodafone Group held the second largest weight, followed by Singapore Press Holdings Ltd., a dominant publisher in Singapore, in the Consumer Discretionary sector.

U.S. Equity Markets
The year 2002 went down as the third consecutive year of negative stock market returns in the U.S. for only the third time since the Great Depression. At its low point in October, the S&P 500 Index/iii/ had declined nearly 50% from its high reached in March 2000, which put the decline on par with the severe bear market of 1973-74. The Nasdaq Composite Index ("Nasdaq")/iv/ suffered an even worse fate, having recorded a three-year cumulative decline of nearly 80% to its October low. The Nasdaq's fall represents the third most severe decline ever recorded by a major U.S. market average, exceeded only by the drop of Dow Jones Industrial Average/v/ and the S&P 500 Index during the Great Depression years of 1929-32.

Following the intense selling pressure witnessed during the early summer (which climaxed in late July), due to growing questions about corporate governance and national security, the market averages rallied strongly for about a month, only to once again reverse and revisit the market's lows set in early October. The pattern repeated itself as the market staged a strong recovery following the October lows. Yet this second rally proved short-lived as well, as fears about geopolitical events led to a sharp decline during the first quarter of 2003 that saw the market return near the lows reached in July and October 2002.

Importantly, while the market averages have made little forward progress in the months since the July lows, some market indicators had improved as of this writing. For example, fewer stocks recorded new 52-week-lows at the October trough than were seen in July, and fewer still recorded new lows on the most recent decline.

Each time that the broad equity market has reached the lows set over the last year, pension funds raised their bond allocations to levels that we believe, given today's low interest rates, would not allow them to reach their actuarial assumptions. The considerable decline in equities, combined with the dramatic increase in bond prices, left many pension funds underweight in stocks and in need of rebalancing by increasing the proportion of assets to equities.


 3 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

The factor that we believe had the greatest psychological impact on the equities market during the past 12 months was the focus of the U.S. mission in Iraq and the negative fallout that it has had on corporate decision-making and consumer confidence. The economy and stock market were more adversely affected by the uncertainties that this situation created than concerns or doubts of a U.S. victory in an armed conflict. A rise in the price of oil has also had a negative impact on economic growth, but this tax on the consumer has recently abated somewhat.

The Fund's U.S. Equity Segment
Despite a weak broad market in the U.S. over the most recent 12-month period, we witnessed strong returns in some of the Fund's long-standing healthcare and broadcasting/cable industry holdings.

The biggest positive contributor to performance in the U.S. portion of the Fund's portfolio during the period was pharmaceutical firm Forest Laboratories, Inc., in the Health Care sector, whose stock price was buoyed by solid earnings due to strength in its industry-leading anti-depressant franchise.

Also in the Health Care sector, Amgen Inc. was the second largest positive contributor to Fund performance in the U.S. equity segment. Amgen, a leader in the biotechnology field, targets nephrology, cancer, inflammatory disorders, and metabolic and neurodegenerative diseases.

Following weak performance during early 2002, cable stocks rebounded during the period, after reporting good growth in digital subscribers and a rise in customers accessing the internet over their high-speed cable lines. Cablevision Systems New York Group (in the Consumer Discretionary sector) was the third biggest positive contributor to Fund performance among the Fund's U.S. holdings for the period.

During the 12 months in question, shares of certain holdings in the Fund were lower, negatively affecting Fund performance. The biggest detractor from the U.S. equity segment performance during the period was Alkermes, Inc., in the Health Care sector. The company develops drug-delivery systems for fragile biotech compounds or drugs with molecular chemistry too large for traditional delivery methods.

L-3 Communications Holdings, Inc., in the Industrials sector is a supplier of defense communications and was the second largest detractor, followed by IDEC Pharmaceuticals Corp. in the Health Care sector, which was the third biggest detractor from the U.S. equity segment's performance during the period. Both L-3 Communications and IDEC Pharmaceuticals are examples of companies that saw their stock prices decline during the period, even though we believe their underlying business fundamentals remained steady or actually improved.

At the close of the period, the largest weight in the U.S. equity segment was assigned to Chiron Corp., a leading biotechnology firm focused on three areas: biopharmaceuticals, vaccines, and blood testing. The second largest weighting at the close of the period was for L-3 Communications, followed by Weatherford International Ltd., which supplies equipment and services used in the oil and gas drilling industries.

 4 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

Thank you for your investment in the Smith Barney Premier Selections Global Growth Fund. We look forward to continuing to help you meet your investment objectives.

Sincerely,

/s/ Richard A. Freeman                  /s/ Jeff Russell
Richard A. Freeman, CFA                 Jeffrey J. Russell, CFA
Vice President and                      Vice President and
Investment Officer                      Investment Officer

May 9, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2003 and are subject to change. Please refer to pages 8 through 10 for a list and percentage breakdown of the Fund's holdings.



--------
/i/The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/ii/The MSCI Europe, Australasia and Far East Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
/iii/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/iv/The Nasdaq Composite Index is a market-value weighted index, which measures all securities listed on The NASDAQ Stock Market. Please note that an investor cannot invest directly in an index.
/v/The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries. These stocks, widely held by both individual and institutional investors, are considered to be blue-chip companies. Please note that an investor cannot invest directly in an index.

 5 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                                           Without Sales Charges/(1)/
                                                   ----------------------------------
                                                   Class A    Class B       Class L
-------------------------------------------------------------------------------------
Twelve Months Ended 4/30/03                        (17.02)%   (17.77)%     (17.63)%
------------------------------------------------------------------------------------
Inception* through 4/30/03                         (19.16)    (19.76)      (19.71)
------------------------------------------------------------------------------------
                                                            With Sales Charges/(2)/
                                                   ----------------------------------
                                                   Class A    Class B       Class L
-------------------------------------------------------------------------------------
Twelve Months Ended 4/30/03                        (21.21)%   (21.88)%     (19.32)%
------------------------------------------------------------------------------------
Inception* through 4/30/03                         (20.61)    (20.62)      (20.01)
------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)


                                                       Without Sales Charges/(1)/
-------------------------------------------------------------------------------
Class A (Inception* through 4/30/03)                            (45.26)%
-------------------------------------------------------------------------------
Class B (Inception* through 4/30/03)                            (46.40)
-------------------------------------------------------------------------------
Class L (Inception* through 4/30/03)                            (46.32)
-------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
 *  Inception date for Class A, B and L shares is June 30, 2000.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 6 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A, B and L Shares of the Smith Barney
Premier Selections Global Growth Fund vs. Russell 2500 Growth Index and MSCI EAFE Index+
--------------------------------------------------------------------------------
                            June 2000 -- April 2003

                                 [CHART]

              Smith Barney   Smith Barney   Smith Barney
              Premier        Premier        Premier
              Selections     Selections     Selections
              Global         Global         Global
              Growth         Growth         Growth         Russell
              Fund-          Fund-          Fund-          2500
              Class A        Class B        Class L        Growth     MSCI EAFE
              Shares         Shares         Shares         Index      Index
              ------------   ------------   ------------   -------    ---------
Jun 30, 2000  $9,500         $10,000        $9,896         $10,000    $10,000
Apr 2001       8,033           8,404         8,316           7,225      8,248
Apr 2002       6,267           6,518         6,450           6,550      7,104
Apr 30, 2003   5,200           5,199         5,313           5,210      5,948


+Hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on June 30, 2000, assuming deduction of the 5.00% and 1.00% maximum initial sales charges at the time of investment for Class A and L shares and the deduction of the maximum 5.00% and 1.00% CDSCs for Class B and L shares, respectively. It also reflects reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2003. The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE Index is an unmanaged market capitalization weighted index of common stocks of companies located in Europe, Australasia and the Far East. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 7 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS                                          APRIL 30, 2003


 SHARES                        SECURITY                          VALUE
-------------------------------------------------------------------------
COMMON STOCK -- 100.0%
U.S. EQUITY SEGMENT -- 61.7%
Biotechnology -- 12.5%
   33,700 Amgen Inc.*                                         $ 2,066,147
   58,500 Chiron Corp.*                                         2,388,555
   54,300 Genzyme Corp. -- General Division*                    2,187,204
   56,132 ImClone Systems Inc.*                                 1,023,848
  150,000 Isis Pharmaceuticals, Inc.*                             829,500
   75,000 Nanogen, Inc.*                                          109,500
-------------------------------------------------------------------------
                                                                8,604,754
-------------------------------------------------------------------------
Broadcasting/Cable -- 13.7%
   88,300 AOL Time Warner Inc.*                                 1,207,944
   86,650 Cablevision Systems New York Group, Class A Shares*   1,942,693
   69,900 Comcast Corp., Class A Special Shares*                2,101,194
  174,300 Liberty Media Corp., Class A Shares*                  1,917,300
   51,100 Viacom Inc., Class B Shares*                          2,218,251
-------------------------------------------------------------------------
                                                                9,387,382
-------------------------------------------------------------------------
Computer Hardware -- 2.8%
  353,600 Maxtor Corp.*                                         1,944,800
-------------------------------------------------------------------------
Drug Delivery/Testing -- 0.7%
   50,000 Alkermes, Inc.*                                         499,000
-------------------------------------------------------------------------
Electronics - Military -- 3.4%
   53,300 L-3 Communications Holdings, Inc.*                    2,366,520
-------------------------------------------------------------------------
Energy -- 3.4%
   57,500 Weatherford International Ltd.*                       2,313,225
-------------------------------------------------------------------------
Financial Services -- 7.7%
   35,000 Lehman Brothers Holdings Inc.                         2,203,950
   30,500 Merrill Lynch & Co., Inc.                             1,252,025
   96,600 Roslyn Bancorp, Inc.                                  1,843,128
-------------------------------------------------------------------------
                                                                5,299,103
-------------------------------------------------------------------------
Healthcare - Miscellaneous -- 2.6%
   48,400 IGEN International, Inc.*                             1,759,340
-------------------------------------------------------------------------
Managed Healthcare Providers -- 3.0%
   22,000 UnitedHealth Group Inc.                               2,026,860
-------------------------------------------------------------------------
Multi-Industry -- 2.2%
   98,800 Tyco International Ltd.                               1,541,280
-------------------------------------------------------------------------
Pharmaceuticals -- 6.6%
   40,000 Forest Laboratories, Inc.*                            2,068,800
   65,200 IDEC Pharmaceuticals Corp.*                           2,135,300
   30,098 Millennium Pharmaceuticals, Inc.*                       331,078
-------------------------------------------------------------------------
                                                                4,535,178
-------------------------------------------------------------------------
Semiconductors -- 2.7%
   79,000 Intel Corp.                                           1,453,600
   49,250 Micron Technology, Inc.*                                418,625
-------------------------------------------------------------------------
                                                                1,872,225
-------------------------------------------------------------------------

                      See Notes to Financial Statements.


8 Smith Barney Premier Selections Global Growth Fund
                     | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2003


 SHARES                      SECURITY                       VALUE
--------------------------------------------------------------------
Telecommunications -- 0.4%
   75,000 C-COR.net Corp.*                               $   255,750
--------------------------------------------------------------------
          TOTAL U.S. EQUITY SEGMENT
          (Cost -- $64,878,193)                           42,405,417
--------------------------------------------------------------------
INTERNATIONAL EQUITY SEGMENT -- 38.3%
Canada -- 0.5%
   30,000 Celestica Inc.*                                    345,188
--------------------------------------------------------------------
Denmark -- 2.6%
   50,000 Novo Nordisk A/S, Class B Shares                 1,814,131
--------------------------------------------------------------------
Finland -- 1.9%
   73,000 Nokia Oyj                                        1,211,887
    7,000 Nokia Oyj, Sponsored ADR                           115,990
--------------------------------------------------------------------
                                                           1,327,877
--------------------------------------------------------------------
France -- 3.8%
   80,000 Axa                                              1,217,388
   10,000 Groupe Danone*                                   1,417,751
--------------------------------------------------------------------
                                                           2,635,139
--------------------------------------------------------------------
Hong Kong -- 4.2%
   83,023 HSBC Holdings PLC                                  907,509
  251,000 Hutchison Whampoa Ltd.                           1,396,760
  500,000 Li & Fung Ltd.                                     560,966
--------------------------------------------------------------------
                                                           2,865,235
--------------------------------------------------------------------
Ireland -- 1.5%
  266,000 Grafton Group PLC, Units                         1,046,900
--------------------------------------------------------------------
Japan -- 0.8%
   92,000 Dowa Mining Co., Ltd.                              305,173
      110 NTT DoCoMo, Inc.                                   227,242
--------------------------------------------------------------------
                                                             532,415
--------------------------------------------------------------------
Mexico -- 2.1%
  558,933 Wal-Mart de Mexico S.A. de CV, Series C Shares   1,420,029
--------------------------------------------------------------------
Norway -- 1.4%
  200,000 Tomra Systems ASA*                                 946,654
--------------------------------------------------------------------
Singapore -- 4.7%
  202,000 Singapore Press Holdings Ltd.                    1,878,752
  160,000 Venture Corp. Ltd.                               1,334,799
--------------------------------------------------------------------
                                                           3,213,551
--------------------------------------------------------------------
Sweden -- 1.0%
   61,000 Securitas AB, Class B Shares*                      716,444
--------------------------------------------------------------------
Switzerland -- 5.9%
   70,000 Mettler-Toledo International Inc.*               2,485,000
   40,000 Novartis AG                                      1,579,627
--------------------------------------------------------------------
                                                           4,064,627
--------------------------------------------------------------------

                      See Notes to Financial Statements.

 9 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2003


 SHARES                SECURITY                 VALUE
--------------------------------------------------------
United Kingdom -- 7.9%
   70,502 BP PLC                             $   447,139
  348,500 Capita Group PLC                     1,413,118
   41,000 Lloyds TSB Group PLC                   269,868
  434,203 Serco Group PLC                      1,083,465
  100,000 Taylor Nelson Sofres PLC               213,540
1,002,766 Vodafone Group PLC                   1,980,908
--------------------------------------------------------
                                               5,408,038
--------------------------------------------------------
          TOTAL INTERNATIONAL EQUITY SEGMENT
          (Cost -- $45,865,757)               26,336,228
--------------------------------------------------------
          TOTAL INVESTMENTS -- 100%
          (Cost -- $110,743,950**)           $68,741,645
--------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt


                      See Notes to Financial Statements.

 10 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES                              APRIL 30, 2003


ASSETS:
  Investments, at value (Cost -- $110,743,950)               $ 68,741,645
  Foreign currency, at value (Cost -- $44,298)                     44,407
  Receivable for securities sold                                  759,622
  Dividends and interest receivable                               145,872
  Receivable for Fund shares sold                                  40,986
-------------------------------------------------------------------------
  Total Assets                                                 69,732,532
-------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft                                                  705,300
  Payable for Fund shares purchased                                57,962
  Management fee payable                                           43,862
  Distribution fees payable                                        22,376
  Payable for open forward foreign currency contracts (Note
   6)                                                               5,364
  Accrued expenses                                                111,669
-------------------------------------------------------------------------
  Total Liabilities                                               946,533
-------------------------------------------------------------------------
Total Net Assets                                             $ 68,785,999
-------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $     11,223
  Capital paid in excess of par value                         166,481,977
  Accumulated net realized loss from security transactions    (55,712,553)
  Net unrealized depreciation of investments and foreign
   currencies                                                 (41,994,648)
-------------------------------------------------------------------------
Total Net Assets                                             $ 68,785,999
-------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                       1,016,565
--------------------------------------------------------------------------
  Class B                                                       1,681,538
--------------------------------------------------------------------------
  Class L                                                       8,525,237
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                    $6.24
--------------------------------------------------------------------------
  Class B *                                                         $6.11
--------------------------------------------------------------------------
  Class L **                                                        $6.12
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                       $6.57
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                       $6.18
-------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2). **Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

                      See Notes to Financial Statements.

 11 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED APRIL 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $    885,083
  Interest                                                          13,113
  Less: Foreign withholding tax                                    (91,502)
-------------------------------------------------------------------------
  Total Investment Income                                          806,694
-------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 9)                                       733,238
  Management fee (Note 2)                                          633,406
  Shareholder servicing fees (Note 9)                              114,743
  Custody                                                           51,359
  Shareholder communications (Note 9)                               38,500
  Registration fees                                                 27,514
  Audit and legal                                                   25,894
  Directors' fees                                                   13,600
  Other                                                              5,749
-------------------------------------------------------------------------
  Total Expenses                                                 1,644,003
-------------------------------------------------------------------------
Net Investment Loss                                               (837,309)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTES 3 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)     (23,286,557)
   Foreign currency transactions                                     7,286
-------------------------------------------------------------------------
  Net Realized Loss                                            (23,279,271)
-------------------------------------------------------------------------
  Change in Net Unrealized Depreciation From:
   Security transactions                                         2,594,096
   Foreign currency transactions                                     6,193
-------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                        2,600,289
-------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                 (20,678,982)
-------------------------------------------------------------------------
Decrease in Net Assets From Operations                        $(21,516,291)
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

 12 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED APRIL 30,


                                                        2003          2002
 ------------------------------------------------------------------------------
 OPERATIONS:
   Net investment loss                              $   (837,309) $ (2,335,733)
   Net realized loss                                 (23,279,271)  (26,004,390)
   (Increase) decrease in net unrealized
    depreciation                                       2,600,289   (11,743,499)
 -----------------------------------------------------------------------------
   Decrease in Net Assets From Operations            (21,516,291)  (40,083,622)
 -----------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 10):
   Net proceeds from sale of shares                    2,791,328     9,019,527
   Cost of shares reacquired                         (29,473,483)  (55,568,833)
 -----------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share
    Transactions                                     (26,682,155)  (46,549,306)
 -----------------------------------------------------------------------------
 Decrease in Net Assets                              (48,198,446)  (86,632,928)

 NET ASSETS:
   Beginning of year                                 116,984,445   203,617,373
 -----------------------------------------------------------------------------
   End of year*                                     $ 68,785,999  $116,984,445
 -----------------------------------------------------------------------------
 * Includes accumulated net investment loss of:               --       $(4,435)
 -----------------------------------------------------------------------------

                      See Notes to Financial Statements.

 13 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Smith Barney Premier Selections Global Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Series consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Group Spectrum Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Premier Selections All Cap Growth Fund and Smith Barney Premier Selections Large Cap Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; over-the-counter securities are valued at the mean between the bid and asked prices. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors;
(c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) direct expenses are charged to each class; management fee and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At April 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, accumulated net investment loss amounting to $834,458 was reclassified to paid-in capital. Net investment loss, net realized loss and net assets were not affected by these changes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.80% of the average daily net assets. This fee is calculated daily and paid monthly.

 14 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended April 30, 2003, the Fund paid transfer agent fees of $80,439 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the year ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended April 30, 2003, CGM and its affiliates received sales charges of approximately $13,000 and $3,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended April 30, 2003, CDSCs paid to CGM and its affiliates for Class B shares were approximately $51,000.

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the year ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

----------------------------------------------
Purchases                           $ 5,877,342
----------------------------------------------
Sales                                32,474,622
----------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $  6,160,309
Gross unrealized depreciation        (48,162,614)
------------------------------------------------
Net unrealized depreciation         $(42,002,305)
------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At April 30, 2003, the Fund did not have any repurchase agreements outstanding.

 15 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

5. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2003, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                       Local     Market  Settlement Unrealized
Foreign Currency      Currency   Value      Date       Loss
--------------------------------------------------------------
Contracts to Sell:
Japanese Yen         58,501,296 $491,295   5/1/03    $(5,364)
-------------------------------------------------------------

7. Capital Loss Carryforward

At April 30, 2003, the Fund had, for Federal income tax purposes, approximately $51,685,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on April 30 of the year indicated:

                                       2009       2010        2011
----------------------------------------------------------------------
Carryforward Amounts                $2,213,000 $13,947,000 $35,525,000
---------------------------------------------------------------------

In addition, the Fund had $4,033,130 of capital losses realized after October 31, 2002 which were deferred for tax purposes to the first day of the following fiscal year.

8. Income Tax Information and Distributions to Shareholders

At April 30, 2003, the tax basis components of distributable earnings were:

------------------------------------------------
Accumulated capital losses          $(51,684,787)
------------------------------------------------
Unrealized depreciation              (41,989,284)
------------------------------------------------

 16 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

The difference between book basis and tax basis unrealized depreciation is attributable primarily to mark to market of foreign currency contracts.

For the year ended April 30, 2003, the Fund did not make any distributions.

9. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                    Class A Class B  Class L
-------------------------------------------------------------
Distribution Plan Fees              $19,507 $110,105 $603,626
------------------------------------------------------------

For the year ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Servicing Fees          $18,371 $23,579 $72,793
----------------------------------------------------------

For the year ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Communication Expenses  $5,500  $8,001  $24,999
----------------------------------------------------------

10. Capital Shares

At April 30, 2003, the Series had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                            Year Ended                Year Ended
                          April 30, 2003            April 30, 2002
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class A
Shares sold             153,359  $    923,083     397,778  $  3,423,430
Shares reacquired      (567,887)   (3,320,409)   (803,005)   (6,863,141)
-----------------------------------------------------------------------
Net Decrease           (414,528) $ (2,397,326)   (405,227) $ (3,439,711)
-----------------------------------------------------------------------
Class B
Shares sold             177,183  $  1,056,029     308,653  $  2,649,836
Shares reacquired      (563,736)   (3,307,132)   (680,668)   (5,720,786)
-----------------------------------------------------------------------
Net Decrease           (386,553) $ (2,251,103)   (372,015) $ (3,070,950)
-----------------------------------------------------------------------
Class L
Shares sold             136,601  $    812,216     341,038  $  2,946,261
Shares reacquired    (3,842,969)  (22,845,942) (5,072,524)  (42,984,906)
-----------------------------------------------------------------------
Net Decrease         (3,706,368) $(22,033,726) (4,731,486) $(40,038,645)

------------------------------------------------------------------------

 17 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Class A Shares                      2003/(1)/    2002/(1)/    2001/(1)(2)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $7.52        $9.64        $11.40
-----------------------------------------------------------------------
Loss From Operations:
 Net investment loss                 (0.03)       (0.07)        (0.06)
 Net realized and unrealized loss    (1.25)       (2.05)        (1.70)
-----------------------------------------------------------------------
Total Loss From Operations           (1.28)       (2.12)        (1.76)
-----------------------------------------------------------------------
Net Asset Value, End of Year         $6.24        $7.52        $ 9.64
-----------------------------------------------------------------------
Total Return                        (17.02)%     (21.99)%      (15.44)%++
-----------------------------------------------------------------------
Net Assets, End of Year (000s)      $6,339      $10,768       $17,701
-----------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                             1.63%        1.35%         1.37%+
 Net investment loss                 (0.54)       (0.84)        (0.69)+
-----------------------------------------------------------------------
Portfolio Turnover Rate                  7%           2%           11%
-----------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 30, 2000 (inception date) to April 30, 2001. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

 18 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Class B Shares                       2003/(1)/   2002/(1)/    2001/(1)(2)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $7.43       $9.58        $11.40
-----------------------------------------------------------------------
Loss From Operations:
 Net investment loss                  (0.07)      (0.13)        (0.13)
 Net realized and unrealized loss     (1.25)      (2.02)        (1.69)
-----------------------------------------------------------------------
Total Loss From Operations            (1.32)      (2.15)        (1.82)
-----------------------------------------------------------------------
Net Asset Value, End of Year          $6.11       $7.43        $ 9.58
-----------------------------------------------------------------------
Total Return                         (17.77)%    (22.44)%      (15.96)%++
-----------------------------------------------------------------------
Net Assets, End of Year (000s)      $10,274     $15,359       $23,375
-----------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                              2.40%       2.04%         2.12%+
 Net investment loss                  (1.31)      (1.54)        (1.45)+
-----------------------------------------------------------------------
Portfolio Turnover Rate                   7%          2%           11%
-----------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 30, 2000 (inception date) to April 30, 2001. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

 19 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Class L Shares                       2003/(1)/   2002/(1)/   2001/(1)(2)/
-------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $7.43       $9.58        $11.40
-----------------------------------------------------------------------
Loss From Operations:
 Net investment loss                  (0.07)      (0.13)        (0.12)
 Net realized and unrealized loss     (1.24)      (2.02)        (1.70)
-----------------------------------------------------------------------
Total Loss From Operations            (1.31)      (2.15)        (1.82)
-----------------------------------------------------------------------
Net Asset Value, End of Year          $6.12       $7.43        $ 9.58
-----------------------------------------------------------------------
Total Return                         (17.63)%    (22.44)%      (15.96)%++
-----------------------------------------------------------------------
Net Assets, End of Year (000s)      $52,173     $90,857      $162,541
-----------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                              2.27%       2.04%         2.08%+
 Net investment loss                  (1.18)      (1.54)        (1.39)+
-----------------------------------------------------------------------
Portfolio Turnover Rate                   7%         2 %           11%
-----------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 30, 2000 (inception date) to April 30, 2001. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

 20 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Premier Selections Global Growth Fund ("Fund") of Smith Barney Investment Funds Inc. as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from June 30, 2000 (commencement of operations) to April 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from June 30, 2000 to April 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                                        /s/ KPMG

New York, New York
June 13, 2003

 21 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Premier Selections Global Growth Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Series"). Information pertaining to the Directors and certain Officers of the Series is set forth below. The Statement of Additional Information includes additional information about the Series Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                                   Number of
                                                                                                 Portfolios in
                                                 Term of Office*                                 Fund Complex        Other
                                Position(s) Held  and Length of  Principal Occupation(s) During    Overseen    Directorships Held
Name, Address and Age              with Fund       Time Served          Past Five Years           by Director     by Director
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
Paul R. Ades                        Director          Since      Law Firm of Paul R. Ades,            15              None
Paul R. Ades, PLLC                                    1994       PLLC; Partner in Law Firm of
181 West Main Street                                             Murov & Ades, Esqs.
Suite C
Babylon, NY 11702
Age 62

Herbert Barg                        Director          Since      Retired                              42              None
1460 Drayton Lane                                     1994
Wynnewood, PA 19096
Age 79

Dwight B. Crane                     Director          Since      Professor, Harvard                   49              None
Harvard Business School                               1981       Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Frank G. Hubbard                    Director          Since      President of Avatar                  15              None
Avatar International, Inc.                            1993       International, Inc. (Business
87 Whittredge Road                                               Development) (since 1998);
Summit, NJ 07901                                                 Vice President S&S Industries
Age 65                                                           (Chemical Distribution)
                                                                 (1995-1998)

Jerome H. Miller                    Director          Since      Retired                              15              None
c/o R. Jay Gerken                                     1998
Citigroup Global Markets Inc.
399 Park Avenue, 4th Floor
New York, NY 10022
Age 64

Ken Miller                          Director          Since      President of Young Stuff             15              None
Young Stuff Apparel Group, Inc.                       1994       Apparel Group, Inc. (since
930 Fifth Avenue                                                 1963)
New York, NY 10021
Age 61

 22 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

                                                                                                   Number of
                                                                                                 Portfolios in
                                                       Term of Office*                           Fund Complex        Other
                                     Position(s) Held   and Length of  Principal Occupation(s)     Overseen    Directorships Held
Name, Address and Age                   with Fund        Time Served    During Past Five Years    by Director     by Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Director:
R. Jay Gerken**                     Chairman,               Since      Managing Director of           225             None
CGM                                 President and           2002       Citigroup Global Markets
399 Park Avenue, 4th Floor          Chief Executive                    Inc. ("CGM"); President
New York, NY 10022                  Officer                            and Chief Executive
Age 52                                                                 Officer of Smith Barney
                                                                       Fund Management LLC
                                                                       ("SBFM"), Travelers
                                                                       Investment Adviser, Inc.
                                                                       ("TIA") and Citi
                                                                       Fund Management Inc.
Officers:
Lewis E. Daidone                    Senior Vice             Since      Managing Director of CGM       N/A             N/A
CGM                                 President and           1993       and Director and Senior
125 Broad Street, 11th Floor        Chief                              Vice President of SBFM
New York, NY 10004                  Administrative                     and TIA
Age 45                              Officer

Richard L. Peteka                   Chief Financial         Since      Director and Head of           N/A             N/A
CGM                                 Officer and             2002       Internal Control for
125 Broad Street, 11th Floor        Treasurer                          Citigroup Asset
New York, NY 10004                                                     Management U.S. Mutual
Age 41                                                                 Fund Administration from
                                                                       1999-2002; Vice
                                                                       President, Head of
                                                                       Mutual Fund
                                                                       Administration and
                                                                       Treasurer at Oppenheimer
                                                                       Capital from 1996-1999

Richard A. Freeman, CFA             Vice President and      Since      Managing Director of CGM       N/A             N/A
CGM                                 Investment Officer      2001       and Investment Officer
399 Park Avenue, 4th Floor                                             of SBFM
New York, NY 10022
Age 50

Jeffrey J. Russell, CFA             Vice President and      Since      Managing Director of CGM       N/A             N/A
CGM                                 Investment Officer      2001       and Investment Officer
399 Park Avenue, 4th Floor                                             of SBFM
New York, NY 10022
Age 45

Kaprel Ozsolak                      Controller              Since      Vice President of CGM          N/A             N/A
CGM                                                         2002
125 Broad Street, 11th Floor
New York, NY 10004
Age 37

Christina T. Sydor                  Secretary               Since      Managing Director of           N/A             N/A
CGM                                                         1993       CGM; General Counsel and
300 First Stamford Place, 4th Floor                                    Secretary of SBFM and TIA
Stamford, CT 06902
Age 52

--------
 *Each Director and Officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is a Director who is an "interested person" of the Series as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 23 Smith Barney Premier Selections Global Growth Fund | 2003 Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                              GLOBAL GROWTH FUND



         DIRECTORS                    INVESTMENT MANAGER
         Paul R. Ades                 Smith Barney Fund Management LLC
         Herbert Barg
         Dwight B. Crane              DISTRIBUTORS
         R. Jay Gerken, Chairman      Citigroup Global Markets Inc.
         Frank G. Hubbard             PFS Distributors, Inc.
         Jerome H. Miller
         Ken Miller                   CUSTODIAN
                                      State Street Bank and
         OFFICERS                       Trust Company
         R. Jay Gerken
         President and Chief          TRANSFER AGENT
         Executive Officer            Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
         Lewis E. Daidone             New York, New York 10004
         Senior Vice President and
         Chief Administrative Officer SUB-TRANSFER AGENTS
                                      PFPC Global Fund Services
         Richard L. Peteka            P.O. Box 9699
         Chief Financial Officer      Providence, Rhode Island
         and Treasurer                02940-9699

         Richard A. Freeman, CFA      Primerica Shareholder Services
         Vice President and           P.O. Box 9662
         Investment Officer           Providence, Rhode Island
                                      02940-9662
         Jeffrey J. Russell, CFA
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

   Smith Barney Premier Selections Global Growth Fund




 This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Premier Selections Global Growth Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02327 6/03
                                                                        03-4967

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Investment Funds Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: July 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: July 2, 2003

By:   /s/ Richard Peteka
      Chief Financial Officer of
      Smith Barney Investment Funds Inc.

Date: July 2, 2003